Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) SFr in Thousands	Dec. 31, 2023 CHF (SFr) item	Dec. 31, 2022 CHF (SFr)
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 3,815	SFr 3,055
Number of deposits in escrow accounts | item	2
Escrow deposits	SFr 400	400
Less than one year
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	784	638
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	1,526	1,230
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 1,505	SFr 1,187